DISCONTINUED OPERATIONS (Tables)	6 Months Ended
Jun. 30, 2014
Discontinued Operations and Disposal Groups [Abstract]
Schedule of amounts recorded in respect of discontinued operations
The results of Front Guider are recorded as discontinued operations in the three and six months ended June 30, 2013. Amounts recorded in respect of discontinued operations in the three months and six months ended June 30, 2014 and June 30, 2013 are as follows;

	Three months ended June 30,		Six months ended June 30,
(in thousands of $)	2014	2013	2014	2013
Operating revenues	—	(260)	—	1,840
Loss on lease termination	—	—	—	(847)
Net loss	—	(481)	—	(1,030)